Share-based payments - Additional Information (Detail) $ / shares in Units, ¥ in Millions			1 Months Ended		7 Months Ended	12 Months Ended
	Jun. 10, 2022 shares	Mar. 18, 2022	Dec. 31, 2023 USD ($) shares	Jun. 30, 2023 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 USD ($) shares $ / shares	Sep. 30, 2022 $ / shares	Jan. 31, 2022 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding granted share options	3,966,704						199,457,890	2,399,810
Share options exercised							48,463,868	3,170,010
Contractual term							8 years 9 months 18 days	9 years 1 month 6 days
Vesting period					3 years
Weighted average exercise price | $ / shares						$ 0.01
Binomial [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of options granted | $			$ 0.46			$ 0.46
2022 Share Incentive Plan of NaaS [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding granted share options							7,656,590	195,763,865
Percentage of number of shares issued and outstanding	1.00%
Term of options granted for share-based payment arrangement								10 years
Contractual term					10 years
Vesting period					5 years
ESOP Conversion [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of options granted | $			0.43		$ 0.2	0.43		$ 0.2
Dada Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of options granted for share-based payment arrangement							10 years
Percentage Of market capitalization of equity securities		100.00%
Dada Share Incentive Plan [Member] | Market Conditions [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		9.13 years
Dada Share Incentive Plan [Member] | Sharebased Payment Expense [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		9.53 years
Dada Share Incentive Plan [Member] | Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage Of Share Options Vesting Based On Market Condition		25.00%
Dada Share Incentive Plan [Member] | Executive Officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage Of Share Options Vesting Based On Market Condition		25.00%
Newlink Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contractual term							10 years	9 years 29 days
Newlink Share Incentive Plan [Member] | Binomial [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of options granted | $			$ 3.04		$ 2.9	$ 3.04		$ 2.9
2022 Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period								3 to 5 years
RISE Share Incentive Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price | $ / shares								$ 0.25
NAAS Dada Share Incentive Plan [Member] | Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share options vesting on completion of merger		50.00%
2022 Amended Share Incentive Plan One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of number of shares issued and outstanding				1.00%
2022 Amended Share Incentive Plan Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of number of shares issued and outstanding			1.00%
Employee Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award expenses from modification of the terms | ¥							¥ 186.1
Class A ordinary shares [Member] | 2022 Share Incentive Plan of NaaS [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued					224,665,915			224,665,915
Class A ordinary shares [Member] | Dada Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued										224,665,915
Ordinary shares conversion ratio	32.951
Class A ordinary shares [Member] | 2022 Amended Share Incentive Plan One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued				413,921,180
Top of range [member] | Binomial [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, share options granted							67.66%
Risk free interest rate, share options granted							4.59%
Top of range [member] | 2022 Share Incentive Plan of NaaS [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares									$ 0.3
Top of range [member] | Dada Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares										$ 0.3
Top of range [member] | Newlink Share Incentive Plan [Member] | Binomial [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, share options granted							51.90%	51.93%
Risk free interest rate, share options granted							3.88%	3.88%
Top of range [member] | Class A ordinary shares [Member] | 2022 Share Incentive Plan of NaaS [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued	249,770,760
Top of range [member] | Class A ordinary shares [Member] | 2022 Amended Share Incentive Plan Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued			490,563,333			490,563,333
Bottom of range [member] | Binomial [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, share options granted							66.48%
Risk free interest rate, share options granted							3.48%
Bottom of range [member] | 2022 Share Incentive Plan of NaaS [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares									$ 0.0001
Bottom of range [member] | Dada Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares										$ 0.000003
Bottom of range [member] | Newlink Share Incentive Plan [Member] | Binomial [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, share options granted							51.79%
Risk free interest rate, share options granted							3.49%
RISE Share Incentive Plans [Member] | Class A ordinary shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued					3,170,010			3,170,010
Newlink Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding granted share options							103,610	932,000
Share options exercised							0	0
Newlink Share Incentive Plan [Member] | Bottom of range [member] | Binomial [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, share options granted								48.03%
Risk free interest rate, share options granted								1.81%